Equity - Valuation adjustments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Equity [abstract]
Actuarial gains and losses	$ 4,833	$ 1,248
Hedging instruments and other	922	(3,417)
Valuation adjustments	$ 5,755	$ (2,169)